Taxation - Movement of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Balance at beginning of the year	¥ (6,756)	¥ (4,429)	¥ (6,662)
Additions	(6,783)	(2,659)	(2,243)
Reversals	501	332	4,476
Balance at end of the year	¥ (13,038)	¥ (6,756)	¥ (4,429)